Loss per share	12 Months Ended
Dec. 31, 2022
Earnings (loss) per share
Earnings (loss) per share
26. Loss per share
The

following

table

provides

a

reconciliation

between

the

number

of

basic

and

fully

diluted

shares

outstanding

as

at
December 31, 2022 and 2021:
2022 2021
$ $
Weighted daily average of Common shares 170,953,374 166,645,546
Dilutive effect of stock options — —
Dilutive effect of warrants — —
Weighted average number of diluted shares 170,953,374 166,645,546
Number of anti-dilutive stock options and warrants excluded

from fully diluted loss
per share calculation 6,745,100 8,403,000